Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows	Statements of Cash Flows
(1)Cash generated from operations for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Profit for the year	₩ 84,902	₩ 131,982	₩ 83,058
Depreciation expense	6,023	5,252	5,145
Amortization expense	3,211	2,406	1,917
Bad debt expenses	589	1,402	701
Unrealized foreign currency loss	2,026	1,595	1,311
Interest expense	135	162	127
Loss on disposal of property and equipment	6	—	—
Impairment loss on intangible assets	615	1,531	293
Impairment loss on other non-current assets	962	—	177
Post-employment benefit expense	127	23	66
Income tax expense	21,445	36,717	26,824
Unrealized foreign currency gain	(3,579)	(1,417)	(689)
Interest income	(17,059)	(11,492)	(4,501)
Gain on disposal of property and equipment	(8)	(20)	(15)
Others	—	6	6
Change in accounts receivable	(1,886)	2,365	(38,199)
Change in other receivables	2,748	(3,770)	899
Change in prepaid expenses	(4,493)	397	(104)
Change in prepayment	—	(1)	(1,641)
Change in other current assets	(124)	(696)	34
Change in other non-current assets	(2,318)	(3,486)	218
Change in accounts payable	(2,879)	(13,837)	43,900
Change in deferred revenue	5,984	(1,292)	4,915
Change in withholdings	(1,546)	(262)	(631)
Change in accrued expenses	226	255	547
Change in other current liabilities	—	165	301
Change in other non-current liabilities	467	2,247	15
Total	₩ 95,574	₩ 150,232	₩ 124,674
(2)Significant non-cash transactions for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Reclassification of prepayment to intangible assets	₩ 212	₩ 102	₩ 64
Increase of accounts payable relating to the acquisition of software	292	2,033	609
Acquisitions of right-of-use assets	4,912	4,704	1,209
Increase of accounts payable relating to the acquisition of other intangible assets	2,557	1,147	—
Reclassification of other non-current financial asset to other non- current assets	—	1,030	—
(3)Changes in liabilities arising from financing activities for the year ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Beginning of the year	₩ 6,562	₩ 5,963	₩ 8,730
Cash flows used in financing activities – Payment of lease liabilities	(4,525)	(4,083)	(3,918)
Cash flows from operating activities – Interest paid	(130)	(157)	(122)
Non-cash transactions
Acquisitions – leases	4,912	4,358	1,209
Interest expense	130	157	122
Others	(17)	260	(124)
Translation difference	189	64	66
Ending of the year	₩ 7,121	₩ 6,562	₩ 5,963